Filed pursuant to Rule 497(a) File No. 333-225462 Rule 482 AD

Oxford Lane Capital Corp. Investor Presentation Quarter Ended June 30, 2019

Disclaimer This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Oxford Lane Capital Corp. (“Oxford Lane”, “OXLC” or the “Fund”). This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Fund. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Fund’s public filings with the Securities and Exchange Commission. There is no guarantee that any of the estimates, targets or projections illustrated in this will be achieved. Any references herein to any of the Fund’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Fund will be profitable or will equal the performance of these investments. The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXLC makes no representation or warranty with respect to this information. Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Fund’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of any realization events, all of which may differ from the assumptions on which the Fund’s expected returns are based. In many instances, the Fund will not determine the timing or manner of any realization events with respect to its investments. This presentation contains non-GAAP financial information. OXLC’s management uses this information in its internal analysis of results and believes that this information may be informative to investors in gauging the quality of OXLC’s financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. See “Appendix Reconciliation of Core Net Investment Income” in this presentation for more information. Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. Oxford Lane undertakes no duty to update any forward-looking statements made herein, except as may be required by law. 2

Financial Highlights (FYE March 31, $ per share) 1 Q1-20 Q4-19 Q3-19 Q2-19 Q1-19 GAAP net investment income $ 0.35 $ 0.34 $ 0.33 $ 0.35 $ 0.39 GAAP realized (losses) gains $ (0.01) $ (0.13) $ 0.01 $ 0.03 $ 0.03 GAAP unrealized (depreciation) appreciation $ (0.56) $ 0.75 $ (2.37) $ (0.12) $ (0.14) Core net investment income2 $ 0.43 $ 0.53 $ 0.47 $ 0.46 $ 0.50 Distributions paid3 $ 0.405 $ 0.405 $ 0.405 $ 0.405 $ 0.405 Net asset value $ 8.01 $ 8.32 $ 7.56 $ 9.93 $ 9.98 (FYE March 31, $ in millions) Q1-20 Q4-19 Q3-19 Q2-19 Q1-19 Total fair value of investments $ 592.7 $ 537.4 $ 467.2 $ 560.0 $ 506.8 Number of portfolio investments4 115 108 95 103 94 Note: Certain figures may not tie out to financial statements due to rounding. 1. Per share amounts based on weighted average shares outstanding for the respective quarter presented. 2. Refer to Appendix for reconciliation of GAAP net investment income to core net investment income. 3. The Fund may also choose to distribute, annually, net realized capital gains that are generated on a tax basis. 4. Includes CLO debt, CLO equity, subordinated fee notes and other CLO equity related investments. 3

Summary Portfolio Highlights Portfolio Activity Q1-20 Q4-19 Q3-19 Q2-19 Q1-19 (FYE March 31, $ in millions) New investments $ 138.5 $ 145.4 $ 74.1 $ 157.6 $ 121.7 Sales / Repayments1 51.1 89.3 72.0 91.0 75.9 Net investment activity $ 87.4 $ 56.1 $ 2.1 $ 66.5 $ 45.8 Investment Portfolio by Asset Type2 Q1-20 Q4-19 Q3-19 Q2-19 Q1-19 CLO equity3 96% 98% 98% 98% 98% CLO debt 4% 2% 2% 2% 2% Note: Certain figures may not tie out to financial statements due to rounding. 1. Includes warehouse equity repayments. 2. At fair value as of quarter end. 3. Includes warehouse equity, subordinated fee notes and other CLO equity related investments. 4

CLO Equity & Warehouse Investment Highlights

(FYE March 31, $ in millions)	Q1-20	Q4-19	Q3-19	Q2-19	Q1-19
CLO Equity					
Cash income producing CLO equity at original cost[1]	$ 620.2	$ 549.5	$ 500.5	$ 472.1	$ 382.5
Non-cash income producing CLO equity at original cost[1,2]	102.3	104.5	74.9	97.4	109.8
Total CLO Equity[1]	$ 722.5	$ 653.9	$ 575.4	$ 569.5	$ 492.3
Warehouse					
Non-cash income producing warehouse investments at original cost[1,2]	$ -	$ -	$ 21.9	$ 24.3	$ 45.4
Total warehouse investments[1]	$ -	$ -	$ 21.9	$ 24.3	$ 45.4

($ in millions)

CLO Equity

Breakdown of Non-cash Income Producing CLO Equity as of June 30, 2019[1,2]	
CLO Equity expected to make initial distribution by 9-30-19 at original cost	$ 55.6
CLO Equity expected to make initial distribution by 12-31-19 at original cost	46.7
CLO Equity expected to make initial distribution by 3-31-20 at original cost	-
Total non-cash income producing CLO equity at original cost	$ 102.3

Note: Certain figures may not tie out to financial statements due to rounding.

1. This number represents total dollar value (at original cost) of those assets held at quarter end. Excludes called deals.
2. Represents the amount of CLO equity investments (purchased in either the primary or secondary market) and warehouse financing which were not scheduled to make a distribution to OXLC during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.

5

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CLO Portfolio Summary As of June 30, 2019 Junior Tranche Interest Diversion Weighted Weighted Average CLO Vintage Non-Call Reinvestment AAA Spread Weighted Average Diversity CLO Equity Positions Tranche Type Overcollateralization Overcollateralization Average Rating Portfolio Life Year1 Period End* Period End* (L+)* Portfolio Spread* Score* Cushion* Cushion* Factor* (Years)* CLO Equity Position #1 2013 CLO Equity July-15 July-17 0.82% -0.01% NA 3.09% 2946 42 3.62 CLO Equity Position #2 2014 CLO Equity April-16 April-18 0.73% 2.07% 1.07% 3.02% 2725 NA 2.88 CLO Equity Position #3 2014 CLO Equity July-16 July-18 0.69% 2.45% NA 3.25% 3035 60 3.84 CLO Equity Position #4 2014 CLO Equity July-16 July-18 1.12% 1.77% NA 3.19% 2916 63 3.67 CLO Equity Position #5 2014 CLO Equity July-16 July-18 0.92% 6.53% 5.53% 3.56% 3233 43 3.68 CLO Equity Position #6 2014 CLO Equity June-19 October-18 0.80% 1.16% 0.17% 3.14% 2701 58 3.67 CLO Equity Position #7 2014 CLO Equity October-16 October-18 1.22% 0.42% NA 3.34% 2958 60 3.56 CLO Equity Position #8 2014 CLO Equity October-16 October-18 0.90% 5.20% 3.23% 3.50% 2917 58 3.61 CLO Equity Position #9 2014 CLO Equity October-16 October-18 1.16% 2.11% NA 3.21% 2894 65 3.81 CLO Equity Position #10 2014 CLO Equity January-17 January-19 1.27% 1.62% 0.62% 4.05% NA NA NA CLO Equity Position #11 2014 CLO Equity January-17 January-19 1.19% 3.91% 2.91% 3.53% 3058 66 4.17 CLO Equity Position #12 2015 CLO Equity April-17 April-19 0.82% 3.06% 2.06% 3.75% 2762 113 4.70 CLO Equity Position #13 2015 CLO Equity April-17 April-19 0.92% 0.93% -0.02% 3.65% 2746 74 4.07 CLO Equity Position #14 2013 CLO Equity December-18 June-19 0.85% 1.62% 0.55% 3.33% 2891 77 4.43 CLO Equity Position #15 2015 CLO Equity July-17 July-19 0.88% 3.14% 2.16% 3.82% 2767 115 4.74 CLO Equity Position #16 2013 CLO Equity July-18 July-19 1.30% 1.66% 1.16% 3.97% 2922 NA 4.29 CLO Equity Position #17 2015 CLO Equity July-17 July-19 0.83% 1.94% 1.47% 3.22% 2790 80 4.29 CLO Equity Position #18 2015 CLO Equity October-17 October-19 0.91% 4.15% 3.15% 3.96% 2935 87 4.70 CLO Equity Position #19 2015 CLO Equity October-17 January-20 0.83% 4.97% 4.47% 3.43% NA 78 4.82 CLO Equity Position #20 2014 CLO Equity April-19 April-20 0.88% 3.67% 2.68% 3.73% 2780 115 4.79 CLO Equity Position #21 2016 CLO Equity July-19 July-20 0.94% 4.02% 3.48% 3.52% 2974 61 4.77 CLO Equity Position #22 2016 CLO Equity July-19 July-20 1.75% 5.42% 4.42% 3.61% 2868 78 4.51 CLO Equity Position #23 2014 CLO Equity July-19 July-20 1.04% 5.77% 4.76% 3.61% 2816 69 4.92 CLO Equity Position #24 2016 CLO Equity July-19 July-20 1.00% 4.28% 3.28% 3.78% 3321 63 5.12 CLO Equity Position #25 2016 CLO Equity January-19 July-20 1.14% 4.42% 3.92% 3.77% 2850 73 4.87 CLO Equity Position #26 2015 CLO Equity September-19 July-20 1.08% 4.10% 2.17% NA NA 85 4.79 CLO Equity Position #27 2013 CLO Equity October-18 October-20 1.52% 1.76% 0.76% 3.79% 2813 111 4.69 CLO Equity Position #28 2016 CLO Equity October-19 October-20 1.17% 4.94% 3.94% 4.10% 3013 75 4.86 CLO Equity Position #29 2016 CLO Equity October-19 October-20 1.14% 3.83% 3.33% 3.68% 2933 81 4.79 CLO Equity Position #30 2018 CLO Equity January-19 January-21 0.99% 4.18% 3.18% 3.82% NA NA 5.09 CLO Equity Position #31 2015 CLO Equity January-18 January-21 1.55% 4.97% 3.47% 3.39% 2759 84 4.85 CLO Equity Position #32 2013 CLO Equity January-19 January-21 0.89% 4.65% 4.15% 3.45% 2920 84 4.82 CLO Equity Position #33 2013 CLO Equity January-19 January-21 1.55% 3.84% 2.84% 3.38% 2798 85 4.87 CLO Equity Position #34 2018 CLO Equity February-20 February-21 1.70% 5.70% 1.64% 6.19% 4872 51 3.66 CLO Equity Position #35 2015 CLO Equity April-19 April-21 1.25% 4.12% 2.62% 3.59% 2803 72 5.04 CLO Equity Position #36 2013 CLO Equity April-19 April-21 1.34% 3.66% 3.16% 3.47% 2804 73 4.96 CLO Equity Position #37 2018 CLO Equity July-19 April-21 0.75% 5.07% 4.07% 3.44% 2957 77 5.07 CLO Equity Position #38 2013 CLO Equity October-19 April-21 0.91% 3.52% 3.02% 3.41% 2886 74 4.79 CLO Equity Position #39 2018 CLO Equity April-19 April-21 0.95% 4.86% 3.86% 4.13% 2885 90 5.04 CLO Equity Position #40 2017 CLO Equity April-19 April-21 1.34% 5.17% 4.17% 3.42% 2831 80 5.05 CLO Equity Position #41 2016 CLO Equity April-20 April-21 1.25% 4.50% 3.50% 3.55% 2768 65 5.11 CLO Equity Position #42 2015 CLO Equity July-19 July-21 1.31% 3.53% 2.53% 3.43% 2995 NA 4.79 CLO Equity Position #43 2013 CLO Equity July-19 July-21 1.25% 3.27% 2.77% 3.41% 2855 90 4.76 CLO Equity Position #44 2013 CLO Equity July-19 July-21 1.32% 1.95% 1.45% 3.72% 2830 80 4.79 CLO Equity Position #45 2017 CLO Equity August-19 August-21 1.32% 4.97% 3.97% 3.76% 2826 73 4.93 CLO Equity Position #46 2013 CLO Equity August-19 August-21 1.25% 1.70% 0.70% 3.81% 2763 110 4.70 CLO Equity Position #47 2016 CLO Equity April-20 October-21 1.11% 4.50% 3.51% 3.40% 2973 82 4.99 CLO Equity Position #48 2014 CLO Equity October-20 October-21 1.17% 3.76% 2.76% 3.41% 2831 82 4.69 CLO Equity Position #49 2016 CLO Equity January-19 October-21 1.41% 4.16% 3.66% 3.52% 2798 60 4.92 CLO Equity Position #50 2013 CLO Equity October-19 October-21 1.53% 2.80% 1.30% 4.59% 3701 58 4.03 CLO Equity Position #51 2016 CLO Equity January-19 October-21 1.41% 3.85% 3.35% 3.51% 3054 76 4.85 CLO Equity Position #52 2017 CLO Equity April-19 October-21 1.33% 4.89% 3.89% 3.47% 2922 78 4.90 CLO Equity Position #53 2016 CLO Equity October-18 October-21 1.48% 4.64% 3.64% 3.53% 2870 73 4.84 CLO Equity Position #54 2016 CLO Equity July-19 January-22 1.42% 4.80% 3.80% 3.36% 2827 78 4.83 1. Year in which the deal was issued. 6 *Source: As reported by Intex.

CLO Portfolio Summary (Continued)

CLO Equity Position #55	2013	CLO Equity	January-20	January-22	1.24%	2.98%	1.88%	4.04%	2860	63	4.35
CLO Equity Position #56	2018	CLO Equity	January-20	January-22	1.19%	4.06%	3.07%	3.75%	2871	83	5.01
CLO Equity Position #57	2018	CLO Equity	October-19	January-22	1.05%	4.12%	3.12%	3.76%	3193	62	5.11
CLO Equity Position #58	2017	CLO Equity	April-19	April-22	1.18%	4.13%	3.67%	3.61%	2999	73	4.99
CLO Equity Position #59	2017	CLO Equity	May-19	May-22	1.25%	4.10%	3.30%	3.33%	2867	75	4.86
CLO Equity Position #60	2017	CLO Equity	July-19	July-22	1.21%	5.18%	4.18%	3.26%	2796	99	5.01
CLO Equity Position #61	2013	CLO Equity	July-19	July-22	1.21%	3.46%	2.46%	3.42%	3000	82	4.91
CLO Equity Position #62	2015	CLO Equity	October-19	October-22	1.17%	4.14%	3.52%	3.41%	2980	83	4.96
CLO Equity Position #63	2014	CLO Equity	October-19	October-22	1.20%	3.39%	2.39%	3.41%	2952	65	4.84
CLO Equity Position #64	2017	CLO Equity	October-19	October-22	1.20%	4.83%	3.73%	3.31%	2827	96	5.07
CLO Equity Position #65	2013	CLO Equity	November-19	November-22	1.20%	3.47%	2.41%	3.39%	2729	92	4.65
CLO Equity Position #66	2017	CLO Equity	November-19	November-22	1.15%	5.74%	4.74%	3.46%	2821	80	5.22
CLO Equity Position #67	2018	CLO Equity	January-20	January-23	1.21%	4.80%	4.30%	3.56%	2666	77	5.05
CLO Equity Position #68	2014	CLO Equity	January-20	January-23	1.11%	4.89%	4.39%	3.48%	2887	86	4.82
CLO Equity Position #69	2015	CLO Equity	January-20	January-23	1.07%	4.96%	4.21%	3.37%	2696	63	5.03
CLO Equity Position #70	2017	CLO Equity	January-20	January-23	1.18%	5.28%	4.28%	3.50%	2967	72	4.70
CLO Equity Position #71	2017	CLO Equity	January-20	January-23	1.19%	4.25%	3.75%	3.79%	2691	74	5.40
CLO Equity Position #72	2014	CLO Equity	January-20	January-23	1.07%	4.05%	3.05%	3.60%	2742	85	5.10
CLO Equity Position #73	2018	CLO Equity	April-20	April-23	1.00%	3.97%	3.47%	3.46%	2965	76	4.83
CLO Equity Position #74	2018	CLO Equity	July-20	April-23	1.03%	4.78%	3.77%	3.72%	2696	83	5.13
CLO Equity Position #75	2014	CLO Equity	April-20	April-23	1.11%	2.87%	1.87%	3.47%	2834	70	4.85
CLO Equity Position #76	2018	CLO Equity	April-20	April-23	0.98%	4.96%	4.45%	3.51%	2945	83	4.77
CLO Equity Position #77	2012	CLO Equity	April-20	April-23	1.01%	3.98%	2.91%	3.36%	2717	94	4.44
CLO Equity Position #78	2016	CLO Equity	June-20	June-23	1.12%	4.49%	3.99%	3.62%	2739	76	4.76
CLO Equity Position #79	2014	CLO Equity	July-20	July-23	1.15%	3.76%	2.77%	3.37%	2911	7	4.59
CLO Equity Position #80	2018	CLO Equity	July-20	July-23	1.15%	5.21%	4.21%	3.71%	2665	73	5.25
CLO Equity Position #81	2018	CLO Equity	July-20	July-23	1.17%	4.53%	3.53%	3.45%	2951	80	4.91
CLO Equity Position #82	2018	CLO Equity	July-20	July-23	1.09%	4.39%	3.40%	3.74%	2671	104	5.15
CLO Equity Position #83	2018	CLO Equity	July-20	July-23	1.07%	3.99%	3.49%	3.96%	2669	78	5.28
CLO Equity Position #84	2018	CLO Equity	July-20	July-23	1.12%	4.07%	3.57%	3.63%	2778	83	5.37
CLO Equity Position #85	2018	CLO Equity	July-20	July-23	1.10%	4.73%	3.73%	3.63%	2834	75	5.51
CLO Equity Position #86	2018	CLO Equity	July-20	July-23	1.20%	3.94%	3.44%	4.15%	2853	92	5.19
CLO Equity Position #87	2018	CLO Equity	October-20	October-23	1.45%	4.03%	3.81%	3.44%	2807	78	5.18
CLO Equity Position #88	2014	CLO Equity	October-20	October-23	1.20%	4.57%	4.07%	3.54%	2931	84	4.48
CLO Equity Position #89	2018	CLO Equity	October-20	October-23	1.16%	4.64%	4.22%	3.60%	2679	82	5.49
CLO Equity Position #90	2018	CLO Equity	October-20	October-23	1.25%	4.20%	3.20%	3.69%	2625	74	4.92
CLO Equity Position #91	2015	CLO Equity	October-20	October-23	1.25%	4.10%	3.10%	3.59%	2639	78	4.71
CLO Equity Position #92	2015	CLO Equity	October-20	October-23	1.18%	4.15%	3.41%	3.43%	2854	83	4.72
CLO Equity Position #93	2018	CLO Equity	October-20	October-23	1.20%	4.60%	3.60%	3.65%	2770	NA	5.23
CLO Equity Position #94	2014	CLO Equity	November-20	November-23	1.18%	4.10%	3.50%	3.57%	2681	84	4.83
CLO Equity Position #95	2019	CLO Equity	April-21	April-24	1.57%	4.50%	3.50%	NA	NA	NA	NA
CLO Equity Position #96	2019	CLO Equity	April-21	April-24	1.35%	5.12%	4.12%	3.72%	2753	72	5.64
CLO Equity Position #97	2019	CLO Equity	July-21	July-24	1.41%	4.50%	3.50%	NA	NA	NA	NA
Subtotal (Fair Value)	***$564,613,562[4]***			***December-21[2]***	***1.17%[2]***	***4.29%[2]***	***3.41%[2]***	***3.62%[2]***	***2868[2,3]***	***78[2]***	***4.90[2]***
CLO Debt Positions	**CLO Vintage Year[1]**	**Tranche Type**	**Non-Call Period End***	**Reinvestment Period End***	**AAA Spread (L+)***	**Junior Tranche Overcollateralization Cushion***	**Reinvestment Overcollateralization Cushion***	**Weighted Average Portfolio Spread***	**Weighted Average Rating Factor***	**Diversity Score***	**Weighted Average Portfolio Life (Years)***
CLO Debt Position #1	2013	CLO Debt	April-19	April-21	1.34%	3.66%	3.16%	3.47%	2804	73	4.96
CLO Debt Position #2	2016	CLO Debt	April-20	April-21	1.25%	4.50%	3.50%	3.55%	2768	65	5.11
CLO Debt Position #3	2013	CLO Debt	July-15	July-17	0.82%	-0.01%	NR	3.09%	2946	42	3.62
CLO Debt Position #4	2015	CLO Debt	September-19	July-20	1.08%	4.10%	2.17%	3.43%	2796	85	4.79
CLO Debt Position #5	2018	CLO Debt	January-20	January-23	1.07%	4.47%	3.98%	3.46%	2838	79	4.96
Subtotal (Fair Value)	***$23,738,932***			***March-20[2]***	***1.06%[2]***	***4.27%[2]***	***2.89%[2]***	***3.38%[2]***	***2832[2,3]***	***68[2]***	***4.59[2]***
Total (Fair Value)	**$588,352,494[4]**			***November-21[2]***							

1. Year in which the deal was issued.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor (WARF) Score of 2868 and 2832, for OXLC's CLO equity and debt tranche positions respectively, is equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals, subordinated fee notes and other CLO equity related investments.

*Source: As reported by Intex.

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CLO Collateral Characteristics* 6/30/2019 3/31/2019 Number of Collateral Obligations1 2,132 2,108 Number of Obligors2 1,612 1,592 Top 10 Collateral Obligation Positions as % of Total Collateral3 3.92% 4.03% Collateral Weighted Average Price3 96.84% 97.06% Largest Individual Obligor Exposure3 0.95% 0.90% Average Individual Obligor Exposure3 0.06% 0.06% Note: Excludes subordinated fee notes and other CLO equity related investments. 1. Represents the total number of collateral loan investments among all of OXLC’s CLO investments. 2. Represents the total number of unique Obligors among all of OXLC’s CLO investments. 3. These figures are calculated based on OXLC’s percentage interest in each CLO vehicle on a weighted average par basis. * Source: As reported by Intex. 8

CLO Portfolio Metrics 6/30/2019 3/31/2019 Weighted average yield of CLO debt investments at current cost1 11.8% 11.7% Weighted average effective yield of CLO equity investments at current cost 16.9% 15.7% Weighted average effective yield of total investments at current cost 16.8% 15.6% Weighted average cash distribution yield of CLO debt at current cost2 9.5% 9.3% Weighted average cash distribution yield of CLO equity at current cost2 19.8% 20.3% Weighted average cash distribution yield of total cash income producing investments at current cost2 19.4% 20.1% 1. Includes non-cash amortization of OID. 2. Cash income producing investments represent those CLO debt and equity investments (excluding warehouses) which made a distribution payment to OXLC for the quarters ending 6/30/19 and 3/31/19, respectively. At current cost, OXLC had ~112.7 million and ~$131.4 million of CLO equity investments which were non-cash income producing for the quarters ending 6/30/19 and 3/31/19, respectively, but are all projected to be cash income producing and make their inaugural distribution payment no later than the quarter ending 12/31/19. The yield is calculated by taking the quarterly distributions received, annualizing such amount and dividing by the current cost basis of the cash income producing investments for the quarters ending 6/30/19 and 3/31/19, respectively. 9

Investment Portfolio Composition*

- Top 30 aggregate industry exposures of the CLO vehicles represent ~99.4%[1] of combined investments

Top 30 Moody's Industry Exposure[1]	
1. Healthcare & Pharmaceuticals	10.0%
2. High Tech Industries	9.2%
3. Services: Business	7.8%
4. Banking, Finance, Insurance & Real Estate	7.6%
5. Hotel, Gaming & Leisure	5.8%
6. Telecommunications	5.5%
7. Media: Broadcasting & Subscription	4.8%
8. Chemicals, Plastics & Rubber	4.3%
9. Retail	4.2%
10. Beverage, Food & Tobacco	3.7%
11. Services: Consumer	3.4%
12. Construction & Building	3.4%
13. Energy: Oil & Gas	2.8%
14. Automotive	2.8%
15. Utilities: Electric	2.7%

Top 30 Moody's Industry Exposure[1]	
16. Capital Equipment	2.5%
17. Aerospace and Defense	2.3%
18. Containers, Packaging & Glass	2.2%
19. Media: Advertising, Printing & Publishing	2.0%
20. Consumer goods: Non-durable	2.0%
21. Media: Diversified & Production	1.8%
22. Consumer goods: Durable	1.7%
23. Transportation: Consumer	1.6%
24. Metals & Mining	1.4%
25. Transportation: Cargo	1.4%
26. Environmental Industries	0.8%
27. Energy: Electricity	0.7%
28. Utilities: Oil and Gas	0.6%
29. Wholesale	0.4%
30. Forest Products & Paper	0.2%
Total	**99.4%**

1. Exposures are determined by calculating the aggregate principal balance of the underlying corporate debt collateral held by OXLC's CLO investments within the Moody's industries indicated and dividing by the aggregate principal balance of all of the CLO vehicles' underlying corporate debt collateral (excluding cash) on a weighted average basis for OXLC's investments in each of those CLO vehicles. Weighted average exposures are as of June 30, 2019 and exclude recent CLO investments with missing or incomplete industry data, subordinated fee notes and other CLO equity related investments. All figures subject to rounding.

* Source: As reported by Intex.

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Capital Structure Overview Dividend / 6/30/2019 Interest Rate Call Date Maturity Series 2023 Term Preferred Stock (OXLCO) $ 86,677,827 7.50% Callable 6/30/2023 Series 2024 Term Preferred Stock (OXLCM) 66,565,465 6.75% 6/30/2020 6/30/2024 Master Repurchase Agreement 35,000,000 L + 3.15%1,2 Callable 1/2/2020 Total Preferred Stock and Debt $ 188,243,292 Total Equity $ 399,836,387 Preferred Stock and Debt-to-Equity 0.47:1 Note: Certain figures may not tie out to financial statements due to rounding. 1. Based on 3-month USD LIBOR. 2. On July 2nd, 2019 the spread decreased from 3.15% to 2.90% 11

APPENDIX

Investment Portfolio Composition CLO Debt Company Investment Manager Fair Value % of Total1,2 Longfellow Place CLO, Ltd. Class FRR NewStar Financial $ 643,018 0.1% Midocean Credit CLO VI Class ER MidOcean Credit Fund Management 5,970,000 1.0% Mountain Hawk II CLO, Ltd. Class E Western Asset Management 6,088,000 1.0% OZLM XIII, Ltd. Class D Och-Ziff Loan Management 8,730,500 1.5% OZLM XXII, Ltd. Class E Och-Ziff Loan Management 2,307,414 0.4% Total Collateralized Loan Obligation - Debt Investments $ 23,738,932 4.0% 1. Based on percentage of total fair value of investments as of 6/30/19. 2. Certain percentages may not tie out to financial statements due to rounding. 13

Investment Portfolio Composition – CLO Equity[1]

Company	Manager	Fair Value	% of Total[2,3]
ALM XVII, Ltd.	Apollo Global Management	$ 3,489,880	0.6%
AMMC CLO XI, Ltd.	American Money Management	$ 1,113,000	0.2%
AMMC CLO XII, Ltd.	American Money Management	$ 4,685,714	0.8%
Anchorage Capital CLO 4-R, Ltd.	Anchorage Capital Group	$ 4,920,000	0.8%
Anchorage Capital CLO 5-R, Ltd.	Anchorage Capital Group	$ 3,228,305	0.5%
Anchorage Capital CLO 8, Ltd.	Anchorage Capital Group	$ 4,920,000	0.8%
Apex Credit CLO 2015-II (previously JFIN CLO 2015-II), Ltd.	Jefferies Finance	$ 3,747,199	0.6%
Apex Credit CLO 2018, Ltd.	Jefferies Finance	$ 7,304,911	1.2%
Apex Credit CLO 2019, Ltd.	Jefferies Finance	$ 13,600,000	2.3%
Arch Street CLO, Ltd.	NewStar Financial	$ 2,010,000	0.3%
Ares XXVII CLO, Ltd.	Ares Management	$ 7,659,760	1.3%
Ares XXXVII CLO, Ltd.	Ares Management	$ 10,996,655	1.9%
Ares XL CLO, Ltd.	Ares Management	$ 6,018,937	1.0%
Atlas Senior Loan Fund XII, Ltd.	Crescent Capital Group	$ 1,125,000	0.2%
Battalion CLO VI, Ltd.	Brigade Capital Management	$ 150,000	0.0%
Battalion CLO VII, Ltd.	Brigade Capital Management	$ 11,029,000	1.9%
Benefit Street Partners CLO III, Ltd.	Benefit Street Partners	$ 2,250,000	0.4%
Benefit Street Partners CLO V, Ltd	Benefit Street Partners	$ 460,000	0.1%
B&M CLO 2014-1, LTD	Bradford & Marzec	$ 360,000	0.1%
Bristol Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 5,500,000	0.9%
Canyon Capital CLO 2015-1, Ltd.	Canyon Capital Advisors	$ 5,400,000	0.9%
Carlyle Global Market Strategies CLO 2013-2, Ltd.	Carlyle Group	$ 9,062,372	1.5%
Carlyle Global Market Strategies CLO 2014-5, Ltd.	Carlyle Group	$ 2,970,000	0.5%
Cathedral Lake CLO 2013, Ltd.	Carlson Capital	$ 2,476,500	0.4%
Cathedral Lake II, Ltd.	Carlson Capital	$ 6,964,515	1.2%
CIFC Funding 2013-III-R, Ltd.	CIFC Asset Management	$ 2,450,000	0.4%
CIFC Funding 2014, Ltd.	CIFC Asset Management	$ 3,165,000	0.5%
CIFC Funding 2014-III, Ltd.	CIFC Asset Management	$ 10,023,750	1.7%
Dryden 49 Senior Loan Fund	Prudential Financial (Pramerica)	$ 8,352,500	1.4%
Dryden 54 Senior Loan Fund	Prudential Financial (Pramerica)	$ 1,775,000	0.3%
Ellington CLO II, Ltd.	Ellington Management Group	$ 4,140,000	0.7%
Figueroa CLO 2013-2, Ltd.	TCW Asset Management	$ 3,995,000	0.7%
Flatiron CLO 17, Ltd.	New York Life Investment Management	$ 1,449,250	0.2%
GoldenTree Loan Opportunities XI, Ltd.	GoldenTree Asset Management	$ 2,040,000	0.3%
Halcyon Loan Advisors Funding 2015-1, Ltd.	Halcyon Asset Management	$ 1,050,000	0.2%
Halcyon Loan Advisors Funding 2018-1, Ltd.	Halcyon Asset Management	$ 9,337,500	1.6%
HPS Loan Management 10-2016, Ltd.	HPS Investment Partners	$ 5,800,000	1.0%
Hull Street CLO, Ltd.	Feingold O'Keeffe Capital	$ 900,000	0.2%
ICG US CLO 2016-1, Ltd.	ICG Debt Advisors	$ 3,431,400	0.6%
Ivy Hill Middle Market Credit Fund VII, Ltd.	Ares Management	$ 3,073,010	0.5%
Jamestown CLO III, Ltd.	Investcorp Credit Management	$ -	0%
Jamestown CLO IV, Ltd.	Investcorp Credit Management	$ 950,000	0.2%
Jamestown CLO VII, Ltd.	Investcorp Credit Management	$ 5,565,000	0.9%
Longfellow Place CLO, Ltd.	NewStar Financial	$ 4,563,705	0.8%
Madison Park Funding XV, Ltd.	Credit Suisse First Boston	$ 3,920,000	0.7%
Madison Park Funding XXII, Ltd.	Credit Suisse First Boston	$ 11,880,000	2.0%
Madison Park Funding XXIV, Ltd.	Credit Suisse First Boston	$ 2,569,500	0.4%

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 6/30/19.
3. Certain percentages may not tie out to financial statements due to rounding.

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Investment Portfolio Composition – CLO Equity[1] (Continued)

Company	Manager	Fair Value	% of Total[2,3]
Madison Park Funding XXV, Ltd.	Credit Suisse First Boston	$ 1,014,000	0.2%
Madison Park Funding XXIX, Ltd.	Credit Suisse First Boston	$ 14,110,000	2.4%
Madison Park Funding XXX, Ltd.	Credit Suisse First Boston	$ 15,844,137	2.7%
Madison Park Funding XLI (formerly Atrium XII), Ltd.	Credit Suisse First Boston	$ 23,290,875	3.9%
Marble Point CLO XI, Ltd.	MP CLO Management	$ 2,840,000	0.5%
MidOcean Credit CLO III	MidOcean Credit Fund Management	$ 6,327,000	1.1%
MidOcean Credit CLO VI	MidOcean Credit Fund Management	$ 17,560,125	3.0%
Mountain Hawk II CLO, Ltd.	Western Asset Management	$ 1,026,800	0.2%
Mountain View CLO 2014-1, Ltd.	Seix Advisors	$ 1,412,386	0.2%
Mountain View CLO 2017-2, Ltd.	Seix Advisors	$ 1,064,000	0.2%
Ocean Trails CLO VI, Ltd.	Five Arrows Managers	$ 2,773,740	0.5%
Octagon Investment Partners XXII, Ltd.	Octagon Credit Investors	$ 1,932,938	0.3%
Octagon Investment Partners 33, Ltd.	Octagon Credit Investors	$ 8,400,000	1.4%
Octagon Investment Partners 38, Ltd.	Octagon Credit Investors	$ 4,200,000	0.7%
Octagon Investment Partners 39, Ltd.	Octagon Credit Investors	$ 8,840,000	1.5%
Octagon Investment Partners 40, Ltd.	Octagon Credit Investors	$ 42,052,500	7.1%
Octagon Loan Funding, Ltd.	Octagon Credit Investors	$ 1,011,480	0.2%
OFSI Fund VII, Ltd.	Orchard First Source Asset Management	$ 8,940,400	1.5%
OFSI BSL VIII, Ltd.	Orchard First Source Asset Management	$ 5,525,000	0.9%
OFSI BSL IX, Ltd.	Orchard First Source Asset Management	$ 9,413,600	1.6%
OHA Loan Funding 2012-1, Ltd.	Oak Hill Advisors	$ 1,480,000	0.2%
OZLM XIII, Ltd.	Och-Ziff Loan Management	$ 9,890,000	1.7%
OZLM XIV, Ltd.	Och-Ziff Loan Management	$ 5,695,477	1.0%
OZLM VIII, Ltd.	Och-Ziff Loan Management	$ 3,100,000	0.5%
OZLM Funding III, Ltd.	Och-Ziff Loan Management	$ 5,520,000	0.9%
Regatta III Funding, Ltd.	Napier Park Global Capital	$ 18,750	0.0%
Seneca Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 900,000	0.2%
Shackleton 2013-IV-R CLO, Ltd.	Alcentra	$ 7,692,660	1.3%
Shackleton 2015-VII-R CLO, Ltd.	Alcentra	$ 6,965,585	1.2%
Shackleton 2017-X CLO, Ltd.	Alcentra	$ 6,200,000	1.0%
Sound Point CLO VI-R, Ltd.	Sound Point Capital Management	$ 8,649,073	1.5%
Steele Creek CLO 2016-1, Ltd.	Steele Creek Investment Management	$ 3,000,000	0.5%
Telos CLO 2013-3, Ltd.	Telos Asset Management	$ 4,586,307	0.8%
Telos CLO 2013-4, Ltd.	Telos Asset Management	$ 4,813,294	0.8%
Telos CLO 2014-6, Ltd.	Telos Asset Management	$ 7,520,764	1.3%
Thacher Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 1,305,000	0.2%
THL Credit Wind River 2015-1 CLO, Ltd.	THL Credit Advisors	$ 838,500	0.1%
THL Credit Wind River 2017-1 CLO, Ltd.	THL Credit Advisors	$ 7,200,000	1.2%
THL Credit Wind River 2017-4 CLO, Ltd.	THL Credit Advisors	$ 7,134,000	1.2%
Tralee CLO II, Ltd.	Par-Four Investment Management	$ 1,890,000	0.3%
Tralee CLO IV, Ltd.	Par-Four Investment Management	$ 9,023,600	1.5%
Trinitas CLO VIII, Ltd.	Triumph	$ 607,500	0.1%
Tryon Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 1,267,800	0.2%
Venture XIV CLO, Limited	MJX Asset Management	$ 3,515,000	0.6%
Venture XV CLO, Limited	MJX Asset Management	$ 2,665,000	0.4%
Venture XVII CLO, Limited	MJX Asset Management	$ 7,733,958	1.3%
Venture XX CLO, Limited	MJX Asset Management	$ 3,060,000	0.5%
Venture XXI CLO, Limited	MJX Asset Management	$ 14,700,000	2.5%
Venture 32 CLO, Limited	MJX Asset Management	$ 3,045,000	0.5%
Venture 37 CLO, Limited	MJX Asset Management	$ 8,100,000	1.4%
Vibrant CLO III, Ltd.	DFG Investment Advisers	$ 3,250,000	0.5%
Wellfleet CLO 2016-2, Ltd.	Wellfleet Credit Partners	$ 6,500,000	1.1%
West CLO 2014-1, Ltd.	Allianz Global Investors	$ 8,302,500	1.4%
Zais CLO 8, Limited	ZAIS Group	$ 2,370,000	0.4%
Zais CLO 9, Limited	ZAIS Group	$ 8,731,200	1.5%
Other CLO equity related investments		$ 2,216,337	0.4%
Total Collateralized Loan Obligation - Equity Investments		**$ 568,938,649**	**96.0%**

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 6/30/19.
3. Certain percentages may not tie out to financial statements due to rounding.

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Reconciliation of Core Net Investment Income

We provide information relating to core net investment income ("Core NII") (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP net investment income ("GAAP NII"), but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional cash distributions received, or entitled to be received (if any, in either case), on our CLO equity investments.

Income from investments in the "equity" class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method – this is based on an effective yield to the expected redemption utilizing estimated cash flows at current cost. The result is an effective yield for the investment in which the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation is adjusted from the cost. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as "CLO equity adjustments").

Furthermore, in order for the Company to continue qualifying as a regulated investment company for tax purposes, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. We emphasize that our taxable income may materially differ from our GAAP NII and/or our Core NII, and that neither GAAP NII nor Core NII should be relied upon as indicators of our taxable income.

	For the three months ended									
	6/30/2019		3/31/2019		12/31/2018		9/30/2018		6/30/2018	
($ in millions, except per share) [1]	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share
GAAP Net investment income	$ 15.8	$ 0.349	$ 13.5	$ 0.343	$ 12.3	$ 0.330	$ 11.7	$ 0.352	$ 11.5	$ 0.391
CLO equity adjustments	3.9	$ 0.085	7.3	$ 0.183	5.4	$ 0.144	3.5	$ 0.105	3.1	$ 0.106
Core net investment income	$ 19.7	$ 0.434	$ 20.8	$ 0.526	$ 17.7	$ 0.474	$ 15.2	$ 0.457	$ 14.6	$ 0.497

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

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Corporate Information

Board of Directors
Mark J. Ashenfelter - Chairman
David S. Shin
John Reardon
Jonathan H. Cohen
Saul B. Rosenthal

Corporate Offices
8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

Corporate Website
www.oxlc.com

Fiscal Year End
March 31

Independent Audit Firm
PricewaterhouseCoopers LLP

Corporate Counsel
Eversheds Sutherland (US) LLP

Transfer Agent
Computershare Trust Company, N.A
Tel: 1-877-498-8861
www.computershare.com

Securities Listing and Equity Indices
Common Stock:
"OXLC" - NasdaqGS
Preferred Stock:
"OXLCO" - NasdaqGS
"OXLCM" - NasdaqGS

Executive Corporate Officers

Jonathan H. Cohen	Board Member and Chief Executive Officer
Saul B. Rosenthal	Board Member and President
Bruce L. Rubin	Chief Financial Officer
Jerry Cummins	Chief Compliance Officer

Investor Relations
Bruce L. Rubin
Oxford Lane Capital Corp.
Tel: (203) 983-5280
ir@oxlc.com

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